Interest expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Capitalized interest	$ 51	$ 44
Total interest expense	$ (1,000)	$ (955)
Capitalisation rate of borrowing costs eligible for capitalisation	3.88%	3.81%
Long-term Debt
Disclosure of detailed information about borrowings [line items]
Interest expense on other debt	$ (918)	$ (898)
Other
Disclosure of detailed information about borrowings [line items]
Interest expense on other debt	(133)	(101)
Finance leases
Disclosure of detailed information about borrowings [line items]
Interest expense on other debt	$ (142)	$ (145)